Equity - OCI items may be reclassified: debt instruments (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ 2,465	€ 2,321
Financial assets at fair value through comprehensive income	122,560	125,708
Debt Securities Plus Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	2,703	2,531
Revaluation losses	(238)	(210)
Net revaluation gains/(losses)	2,465	2,321
Financial assets at fair value through comprehensive income	120,332	122,845
Government debt securities and debt instruments issued by central banks | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	862	947
Revaluation losses	0	(2)
Net revaluation gains/(losses)	862	945
Financial assets at fair value through comprehensive income	23,167	32,413
Government debt securities and debt instruments issued by central banks | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	792	664
Revaluation losses	(69)	(38)
Net revaluation gains/(losses)	723	626
Financial assets at fair value through comprehensive income	17,993	19,052
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	893	839
Revaluation losses	(119)	(121)
Net revaluation gains/(losses)	774	718
Financial assets at fair value through comprehensive income	51,697	51,284
Private-sector debt securities
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	156	81
Revaluation losses	(50)	(49)
Net revaluation gains/(losses)	106	32
Financial assets at fair value through comprehensive income	€ 27,475	€ 20,096